Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions				12 Months Ended
	Jul. 27, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders				$ 3,608	$ 5,841	$ (6,360)
US corporate tax rate				30.00%	30.00%	30.00%
Taxation (income) charges related to exceptional items				$ (2,320)	$ (243)	$ (247)
Exceptional gain (loss), after tax				2,970	1,006	2,767
US tax reform [Member]
Disclosure of discontinued operations [line items]
US corporate tax rate		21.00%	35.00%
Taxation (income) charges related to exceptional items				(2,320)
Exceptional gain (loss), after tax				2,320
Impairment of Onshore US assets [member]
Disclosure of discontinued operations [line items]
Exceptional gain (loss), after tax						4,884
Discontinued Operations - Onshore US Cash Generating Units [Member]
Disclosure of discontinued operations [line items]
Goodwill					3,022
Discontinued operations [member]
Disclosure of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders				(2,943)	$ (489)	(5,846)
Taxation (income) charges related to exceptional items				601		2,300
Exceptional gain (loss), after tax				2,258		4,884
Discontinued operations [member] | US tax reform [Member]
Disclosure of discontinued operations [line items]
Taxation (income) charges related to exceptional items				492
Exceptional gain (loss), after tax				(492)
Discontinued operations [member] | Impairment of Onshore US assets [member]
Disclosure of discontinued operations [line items]
Taxation (income) charges related to exceptional items				109		2,300
Exceptional gain (loss), after tax				$ 2,750		$ 4,884
Announcement of plan to discontinue operation [member] | Discontinued Operations - Onshore US Cash Generating Units [Member]
Disclosure of discontinued operations [line items]
Agreement purchase price	$ 10,800
Announcement of plan to discontinue operation [member] | Petrohawk [member]
Disclosure of discontinued operations [line items]
Agreement purchase price	$ 10,500
Percentage of issued share capital to be sold	100.00%
Percentage of consideration to be paid in cash at completion	50.00%
Percentage of deferred consideration	50.00%
Announcement of plan to discontinue operation [member] | BHP Billiton Petroleum (Arkansas) Inc. [member]
Disclosure of discontinued operations [line items]
Percentage of issued share capital to be sold	100.00%
Announcement of plan to discontinue operation [member] | BHP Billiton Petroleum (Fayetteville) LLC [member]
Disclosure of discontinued operations [line items]
Percentage of issued share capital to be sold	100.00%
Announcement of plan to discontinue operation [member] | BHP Billiton Petroleum (Arkansas) Inc. and BHP Billiton Petroleum (Fayetteville) LLC [member]
Disclosure of discontinued operations [line items]
Agreement purchase price	$ 300